Unaudited Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents	¥ 144,181	$ 22,331	¥ 90,115
Contract assets	5,598	867	6,194
Accounts receivable, net	29,294	4,537	27,013
Other contract costs	31,443	4,870	47,125
Prepayments and other current assets	49,320	7,639	50,658
Amounts due from related parties	4,777	740	7,934
Prepaid income tax	14,398	2,230	14,460
Total current assets	279,011	43,214	243,499
Non-current assets
Restricted cash	8,215	1,272	10,358
Other contract costs	18,802	2,912	9,316
Equity method investments	26,001	4,027	24,552
Property and equipment, net	126,669	19,619	146,891
Operating lease right-of-use assets	264,050	40,896	322,559
Intangible assets, net	16,522	2,559	19,337
Deferred tax assets	2,353	364	6,997
Goodwill	268,565	41,595	274,567
Long-term prepayments and other non-current assets	36,292	5,622	40,754
Total non-current assets	767,469	118,866	855,331
Total assets	1,046,480	162,080	1,098,830
Current liabilities
Accounts payable (including amounts of VIEs (as defined herein) without recourse to the Company of RMB 9,762 and RMB 11,325 as of December 31, 2020 and June 30,2021, respectively)	16,821	2,605	17,013
Bank loans (including amounts of VIEs without recourse to the Company of RMB 133,900 and 42,979 as of December 31, 2020 and June 30,2021, respectively )	42,979	6,657	133,900
Deferred revenue (including amounts of VIEs without recourse to the Company of RMB 341,934 and RMB 331,719 as of December 31, 2020 and June 30,2021, respectively)	331,719	51,377	341,934
Salary and welfare payable (including amounts of VIEs without recourse to the Company of RMB 65,927 and RMB 57,457 as of December 31, 2020 and June 30,2021, respectively)	59,024	9,142	67,609
Financial liabilities from contracts with customers (including amounts of VIEs without recourse to the Company of RMB 384,561 and RMB 330,148 as of December 31, 2020 and June 30,2021, respectively)	330,148	51,133	384,561
Accrued expenses and other payables (including amounts of VIEs without recourse to the Company of RMB 43,009 and RMB 28,283 as of December 31, 2020 and June 30,2021, respectively)	51,726	8,011	46,030
Income taxes payable (including amounts of VIEs without recourse to the Company of RMB 267and RMB 285 as of December 31, 2020 and June 30,2021, respectively)	285	44	267
Amounts due to related parties (including amounts of VIEs without recourse to the Company of RMB 159,739 and RMB 442,661 as of December 31, 2020 and June 30,2021, respectively)	74,095	11,476	50,192
Current operating lease liabilities (including amounts of VIEs without recourse to the Company of RMB 131,151 and 115,765 as of December 31, 2020 and June 30,2021, respectively)	115,765	17,930	131,151
Total current liabilities	1,022,562	158,375	1,172,657
Non-current liabilities
Deferred revenue (including amounts of VIEs without recourse to the Company of RMB 46,927 and RMB 43,338 as of December 31, 2020 and June 30,2021, respectively)	43,338	6,712	46,927
Deferred tax liabilities (including amounts of VIEs without recourse to the Company of RMB 7,661 and RMB 5,812 as of December 31, 2020 and June 30,2021, respectively)	5,812	900	7,661
Operating lease liabilities (including amounts of VIEs without recourse to the Company of RMB 200,409 and 159,922 as of December 31, 2020 and June 30,2021, respectively)	159,922	24,770	200,409
Non-current tax payable (including amounts of VIEs without recourse to the Company of RMB 33,718 and RMB 34,010 as of December 31, 2020 and June 30,2021, respectively)	34,010	5,267	33,718
Total non-current liabilities	243,082	37,649	288,715
Total liabilities	1,265,644	196,024	1,461,372
Shareholders’ deficit
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized; 56,874,548 and 104,325,637 shares issued outstanding as of December 31, 2020 and June 30,2021)	67	10	37
Additional paid-in capital	870,536	134,829	557,535
Accumulated deficit	(1,101,091)	(170,537)	(936,247)
Total deficit attributable to shareholders of the Company	(230,488)	(35,698)	(378,675)
Non-controlling interests	11,324	1,754	16,133
Total deficit	(219,164)	(33,944)	(362,542)
Commitments and contingencies
Total liabilities and shareholders’ deficit	¥ 1,046,480	$ 162,080	¥ 1,098,830